Subsequent Events (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May. 26, 2015
Return of restricted common stock				6,500,000
Common stock issued for cash	2,722,221	350,000	3,790,000
Stock to Directors for services compensation
Common stock issued for compensation	680,000